BANCREEK GLOBAL SELECT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Common Stocks — 99.8%	Shares	Fair Value
Communications — 10.3%
Alphabet, Inc., Class A	2,447	$ 830,389
AppLovin Corporation, Class A(a)	2,699	842,250
Meta Platforms, Inc., Class A	1,527	873,963
Millicom International Cellular S.A.	9,213	863,811
Netflix, Inc.(a)	10,400	842,920
		4,253,333
Consumer Discretionary — 15.5%
Asics Corporation (Japan)	27,000	760,825
Brinker International, Inc.(a)	3,576	817,116
Ralph Lauren Corporation	2,237	776,015
Royal Caribbean Cruises LTD.	2,898	778,809
Ryohin Keikaku Company LTD. (Japan)	30,300	821,180
Super Group SGHC LTD.	63,047	853,657
Tapestry, Inc.	6,420	792,164
Williams-Sonoma, Inc.	3,536	807,092
		6,406,858
Consumer Staples — 2.3%
Samyang Foods Company LTD. (Korea (Republic Of)	833	931,845

Energy — 2.0%
TechnipFMC PLC	10,738	839,175

Financials — 12.5%
Dave, Inc.(a)	2,488	894,486
Menora Mivtachim Holdings LTD. (Israel)	5,279	909,021
Phoenix Holdings LTD. (The) (Israel)	14,089	882,633
Protector Forsikring ASA (Norway)	16,376	836,876
SK Square Company LTD. (Korea (Republic Of)	1,030	780,440
Unipol Gruppo SpA (Italy)	25,932	850,062
		5,153,518
Health Care — 3.9%
Amneal Pharmaceuticals, Inc.(a)	46,563	813,456
UCB S.A. (Belgium)	3,275	819,054
		1,632,510
Industrials — 27.3%*
Amphenol Corporation, A	5,444	863,146
AZZ, Inc.	5,978	819,942
Benefit Systems S.A. (Poland)	553	804,717
Codan LTD. (Australia)	23,971	806,890
Comfort Systems USA, Inc.	498	769,719
EMCOR Group, Inc.	1,059	777,877
HD Hyundai Electric Company LTD. (Korea (Republic of)	1,556	887,940
IES Holdings, Inc.(a)	2,440	739,320
Modine Manufacturing Company(a)	4,370	779,739
Mueller Industries, Inc.	13,452	839,540
Parker-Hannifin Corporation	833	815,874
Rolls-Royce Holdings PLC (United Kingdom)	40,777	845,980
Sterling Infrastructure, Inc.(a)	1,601	752,582
Vertiv Holdings Company, Class A	3,150	814,968
		11,318,234
Materials — 8.0%
Carpenter Technology Corporation	1,704	811,820
Heidelberg Materials A.G. (Germany)	4,494	860,035
Common Stocks — 99.8% (continued)	Shares	Fair Value
Materials — 8.0% (continued)
Kinross Gold Corporation (Canada)	26,492	$ 811,022
Lundin Gold, Inc. (Canada)	11,602	826,108
		3,308,985
Technology — 18.0%
Broadcom, Inc.	2,290	848,079
Fujikura LTD. (Japan)	24,800	854,750
HUB24 LTD. (Australia)	15,321	832,159
InterDigital, Inc.	2,438	816,804
Next Vision Stabilized Systems (Israel)	11,284	788,591
NVIDIA Corporation	3,844	848,678
Seagate Technology Holdings PLC	980	811,812
SK Hynix, Inc. (South Korea)	680	831,740
Western Digital Corporation (c)	1,777	800,627
		7,433,240

Total Common Stocks
(Cost $40,815,966)		41,277,698

Short-Term Investments — 1.8%
Invesco Government & Agency Portfolio, 3.68% (b)(d)	749,063	749,063

Total Short-Term Investments (Cost $749,063)		749,063

Total Investments — 101.6%
(Cost $41,565,029)		42,026,761

Liabilities in Excess of Other Assets — (1.6)%		(663,044)

Total Net Assets — 100.0%		$ 41,363,717

A.G.	- Aktiengesellschaft
LTD	- Limited Company
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2026 was $719,979.
(d)	Security was purchased with cash received as collateral for securities on loan at August 31, 2026. Total collateral had a value of $749,063 at August 31, 2026.

*	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.